3. STOCKHOLDERS' EQUITY (Details - Option activity) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock Options
Stock option activity
Number of stock options outstanding - at beginning	400,087	392,587
Number of Shares options granted	9,000	9,000
Number of Shares options cancelled		(1,500)
Number of stock options outstanding - at ending	409,087	400,087	392,587
Weighted average exercise price options outstanding- at beginning	$ 4.49	$ 4.56
Weighted average exercise price - grants	$ 0.90	$ 0.85
Weighted average exercise price - cancelled		$ 0.55
Weighted average exercise price options outstanding - at end	$ 4.41	$ 4.49	$ 4.56
Weighted average contractual life	6 years 3 months 7 days	2 years 2 months 16 days	8 years 1 month 24 days